22 Income tax (''IR'') and social contribution (''CSL'') (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax calculation, liabilities	R$ 4,981,691	R$ 3,470,087
IR and CSl offsetting, liabilites	(3,747,293)	(3,197,051)
Balance, liabilities	R$ 1,234,398	R$ 273,036
Braskem s.a. [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 2,090,002	R$ 2,072,130
IR and CSl offsetting, liabilites	R$ (2,090,002)	R$ (2,072,130)
Braskem america [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	USA	USA
Tax calculation, liabilities	R$ 1,528,340	R$ 271,285
IR and CSl offsetting, liabilites	(293,942)
Balance, liabilities	1,234,398	R$ 271,285
Braskem chile [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country		Chile
Tax calculation, liabilities	268	R$ 1,913
IR and CSl offsetting, liabilites	R$ (268)	(162)
Balance, liabilities		R$ 1,751
Braskem idsea [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, liabilities	R$ 1,356,693	R$ 1,117,641
IR and CSl offsetting, liabilites	R$ (1,356,693)	R$ (1,117,641)
Cetrel [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 5,269	R$ 5,846
IR and CSl offsetting, liabilites	R$ (5,269)	R$ (5,846)
DAC [member] | Liabilities [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, liabilities	R$ 1,387	R$ 1,272
IR and CSl offsetting, liabilites	(1,387)	(1,272)
Assets [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax calculation, assets	12,277,265	5,859,647
IR and CSL offsetting, assets	(3,747,293)	(3,197,051)
Balance, assets	R$ 8,529,972	R$ 2,662,596
Assets [member] | Braskem mexico servicos [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 8,503	R$ 9,677
Balance, assets	R$ 8,503	R$ 9,677
Assets [member] | Braskem s.a. [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 8,626,703	R$ 3,679,547
IR and CSL offsetting, assets	(2,090,002)	(2,072,130)
Balance, assets	R$ 6,536,701	R$ 1,607,417
Assets [member] | Braskem argentina [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Argentina	Argentina
Tax calculation, assets	R$ 2,850	R$ 1,010
Balance, assets	R$ 2,850	R$ 1,010
Assets [member] | Braskem america [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	USA
Tax calculation, assets	R$ 293,942
IR and CSL offsetting, assets	R$ (293,942)
Assets [member] | Braskem alemanha [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Germany	Germany
Tax calculation, assets	R$ 47,277	R$ 28,176
Balance, assets	R$ 47,277	R$ 28,176
Assets [member] | Braskem chile [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Chile	Chile
Tax calculation, assets	R$ 287	R$ 162
IR and CSL offsetting, assets		(162)
Balance, assets	R$ 287
Assets [member] | Braskem idsea [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico	Mexico
Tax calculation, assets	R$ 3,213,624	R$ 2,056,723
IR and CSL offsetting, assets	(1,356,693)	(1,117,641)
Balance, assets	R$ 1,856,931	R$ 939,082
Assets [member] | Braskem idesa servicos [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 14,765
Balance, assets	R$ 14,765
Assets [member] | Cetrel [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 23,645	R$ 24,313
IR and CSL offsetting, assets	(5,269)	(5,846)
Balance, assets	R$ 18,376	R$ 18,467
Assets [member] | DAC [member]
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil	Brazil
Tax calculation, assets	R$ 45,669	R$ 60,039
IR and CSL offsetting, assets	(1,387)	(1,272)
Balance, assets	R$ 44,282	R$ 58,767